Intangible Assets (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated useful life of intangible assets	5 years
Amortization of intangible assets expenses	$ 2,867	$ 0